Average Annual Total Returns{- Fidelity® Quality Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Quality Factor ETF	Fidelity Quality Factor ETF-Default Return Before Taxes Past 1 year	Fidelity Quality Factor ETF-Default Return Before Taxes Since Inception		Fidelity Quality Factor ETF-Default After Taxes on Distributions Past 1 year	Fidelity Quality Factor ETF-Default After Taxes on Distributions Since Inception		Fidelity Quality Factor ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Quality Factor ETF-Default After Taxes on Distributions and Sales Since Inception		IXZ6H Past 1 year	IXZ6H Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	27.48%	14.57%	[1]	26.98%	14.13%	[1]	16.58%	11.42%	[1]	27.87%	14.92%	[1]	31.43%	15.08%	[1]

[1]	(a)From September 12, 2016